Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated December 13, 2021, to the statutory and initial summary prospectus dated May 1, 2021 for VUL LegacySM

This Supplement updates certain information in the most recent statutory prospectus, initial summary prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding limitations on underwriting class available for insureds age 60 and older electing the Long-Term Care ServicesSM Rider for policies with an application signed date on or after January 1, 2022.

In “Other Benefits Available Under the Policy” the following bullet point is added for both Long-Term Care ServicesSM Rider and Long-Term Care ServicesSM Rider — Nonforfeiture Benefit:

•	Insureds age 60 and older who elect the Rider will not be eligible for the preferred elite or preferred non-tobacco underwriting classifications.

Distributed by affiliate Equitable Advisors, LLC and/or for certain contracts co-distributed by affiliate

Equitable Distributors, LLC

Copyright 2021 Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

Equitable Financial Life Insurance Company of America

Administrative Office: 525 Washington Blvd.

Jersey City, NJ 07310

212-554-1234

EVM-51-21 (12.21)	Catalog No. 162765 (12.21)
VUL Legacy New Biz	#266155